General Information	12 Months Ended
Mar. 31, 2025
General Information [Abstract]
GENERAL INFORMATION
1	GENERAL INFORMATION

BrilliA Inc (the “Company”) was incorporated in the Cayman Islands on July 14, 2023 with registered office at WB Corporate Services (Cayman) Ltd., of P.O. Box 2775, 71 Fort Street, 3rd Floor, George Town, Grand Cayman KY1-1111, Cayman Islands while principal executive office of the Company at 220 Orchard Road Unit 05-01, Midpoint Orchard, Singapore 238852.

In order to facilitate the Company’s initial public offering, the Company had completed a series of reorganization transactions (the “Reorganization”) including the following:

As at April 1, 2021, Bra Pro Limited had 100 issued and outstanding ordinary shares. Messrs Shim Siang Fan and Chua Kok Guan each hold 50 shares in the Company.

On November 28, 2023, Bra Pro Limited allotted 49,900 shares to Messrs Shim Siang Fan of a consideration of US$49,900, of which a total of 41,176 shares were subsequently transferred to Messrs Salim Podiono, Nursalim Podiono and Kendrew Hartanto.

On April 30, 2024, the Company consummated the reorganization pursuant to a share exchange agreement with Messrs Shim Siang Fan, Kendrew Hartanto, Salim Podiono, and Nursalim Podiono who have assigned all of their ordinary shares in Bra Pro Limited to the Company in exchange for a total of 18,018,018 Class A shares in the Company. Accordingly, Bra Pro Limited became a 99.9% owned subsidiary of the Company and Messrs Chua Kok Guan holds the remaining 0.1% ordinary shares of the Company.

On November 29  , 2024, the Company closed its initial public offering (“IPO”) of 2,500,000 ordinary shares, at par value of USD 0.00005. The Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-282056), which was initially filed with the U.S. Securities and Exchange Commission (“the SEC”) on September 12, 2024, and declared effective by the SEC on November 19, 2024. The ordinary shares were priced at USD 4.00 per share, and the offering was conducted on a firm commitment basis. The ordinary shares were previously approved for listing on The New York Stock Exchange (“NYSE”) and commenced trading under the ticker symbol “BRIA” on November 27, 2024.

Group reorganization

As part of the reorganization exercise, the Company was incorporated as a holding company merely to effect the reorganization of the entities Bra Pro Limited, BrilliA Holdings (Singapore) Pte. Ltd. and PT Mirae Asia Pasifik. As the Company does not meet the definition of a “business” in accordance with IFRS 3 Business Combinations, the acquisition of 99.99% equity interest in Bra Pro Limited by the Company through a share exchange agreement entered on 30 April,   2024, was not a business combination under IFRS 3 Business Combinations. Based on reverse acquisition accounting by analogy, Bra Pro Limited   was identified as the accounting acquirer, while the Company was identified as the accounting acquiree. Consequently, upon completion of the acquisition, the transaction was accounted for in the consolidated financial statements of the legal parent (i.e. the Company) as a continuation of the financial statements of the legal subsidiary (i.e. Bra Pro Limited) based on historical values. The consolidation of the Company and its subsidiaries has been accounted for at historical cost as of the beginning of the first period presented in the accompanying consolidated financial statements.  No deemed issue of shares by Bra Pro Limited under IFRS 2 and any resulting listing expenses are recognized, as the effective equity interests in Bra Pro Limited and the consolidated entity (i.e. the Company and Bra Pro Limited) held by original shareholder of the Company is approximately the same before and after the acquisition.

The group structure which represents the operating subsidiaries as of the reporting date is as follow:

Details of the Company and its subsidiaries (collectively, the “Group”) are shown in the table below:

Percentage of effective ownership
Name	Date of incorporation	Mar 31, 2025	Mar 31, 2024	Place of incorporation	Principal activities
		%	%
Held by the Company

Bra Pro Limited	December 14, 2011	99	—	British Virgin Islands	Sales and marketing of lingerie’s products
BrilliA Holdings (Singapore) Pte. Ltd.	December 5, 2023	100	—	Singapore	Investment holding

Held through BrilliA Holdings (Singapore) Pte. Ltd.

PT Mirae Asia Pasifik	September 21, 2022	99	—	Republic of Indonesia	Design, procurement & production management, and logistics management in ladies’ intimates supply chain solution services